Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 13 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2020, 2019 and 2018, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2020		2019	2018
Customer A	*	%	12.35%	*	%
Customer G	*	%	12.02%	*	%
Customer P	17.33%		* %	*	%

*	Less than 10%

As of December 31, 2020, Customer L, Customer M, Customer N and Customer O accounted for 45.09%, 24.89%, 19.82% and 11.72% of the Company’s total current outstanding accounts receivable, respectively.

As of December 31, 2019, Customer H, Customer I, Customer J and Customer K accounted for 36.88%, 26.51%, 25.61% and 11.00% of the Company’s total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2020, 2019 and 2018, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2020		2019		2018
Supplier A	*	%	14.16%		*	%
Supplier B	*	%	11.99%		*	%
Supplier C	*	%	12.76%		*	%
Supplier D	16.45%		*	%	*	%
Supplier E	10.16%		*	%	*	%
Supplier F	17.62%		*	%	*	%

*	Less than 10%

As of December 31, 2020, Supplier B’s balance accounted for 11.84% of the Company’s total accounts payable.

As of December 31, 2019, Supplier B’s balance accounted for 30.30% of the Company’s total accounts payable and notes payable.